UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	October 31

Date of reporting period:	7/31/2013

Item 1.    Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (98.8%)

Consumer Discretionary (13.6%):
Comcast Corp., Class A	198,690	$8,957
DIRECTV (a)	185,500	11,736
General Motors Co. (a)	587,290	21,066
News Corp. (a)	216,500	3,449
PetSmart, Inc.	184,500	13,509
Priceline.com, Inc. (a)	8,380	7,338
PVH Corp.	73,500	9,687
Starbucks Corp.	96,000	6,839
Viacom, Inc., Class B	90,530	6,588
		89,169
Consumer Staples (5.6%):
Anheuser-Busch InBev NV, Sponsored ADR	138,180	13,225
The Procter & Gamble Co.	295,790	23,752
		36,977
Energy (8.6%):
Anadarko Petroleum Corp.	140,260	12,416
BP PLC, ADR	373,000	15,456
Chesapeake Energy Corp.	626,000	14,586
Occidental Petroleum Corp.	156,290	13,918
		56,376
Financials (17.1%):
Bank of New York Mellon Corp.	492,500	15,489
Capital One Financial Corp.	290,000	20,016
Citigroup, Inc.	360,670	18,806
JPMorgan Chase & Co.	291,270	16,232
MetLife, Inc.	282,367	13,672
PNC Financial Services Group, Inc.	148,500	11,293
Wells Fargo & Co.	367,500	15,987
		111,495
Health Care (13.7%):
Baxter International, Inc.	195,140	14,253
Express Scripts Holding Co. (a)	113,080	7,412
Johnson & Johnson	165,370	15,462
Merck & Co., Inc.	415,275	20,004
Pfizer, Inc.	622,090	18,184
Roche Holdings Ltd., ADR	237,000	14,530
		89,845
Industrials (16.5%):
Boeing Co.	111,430	11,711
Danaher Corp.	156,620	10,547
Eaton Corp. PLC	128,000	8,826
General Dynamics Corp.	206,510	17,624
Koninklijke Philips NVR, NYS	603,500	19,185
Siemens AG, ADR	140,000	15,464
TE Connectivity Ltd.	234,150	11,951
United Parcel Service, Inc., Class B	150,600	13,072
		108,380
Information Technology (18.2%):
Agilent Technologies, Inc.	256,740	11,484
Altera Corp.	280,910	9,989
Apple, Inc.	60,200	27,240

Security Description	Shares	Value
Applied Materials, Inc.	979,000	$15,968
Broadcom Corp., Class A	377,000	10,394
Citrix Systems, Inc. (a)	200,500	14,440
EMC Corp.	738,000	19,298
Google, Inc., Class A (a)	11,330	10,057
		118,870
Materials (5.5%):
Air Products & Chemicals, Inc.	225,500	24,499
The Dow Chemical Co.	328,120	11,497
		35,996
Total Common Stocks (Cost $541,148)		647,108

Investment Companies (1.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	6,638,000	6,638
Total Investment Companies (Cost $6,638)		6,638
Total Investments (Cost $547,786) — 99.8%		653,746
Other assets in excess of liabilities — 0.2%		1,544
NET ASSETS - 100.00%		$655,290

(a)              Non-income producing security.

(b)              Rate disclosed is the daily yield on 7/31/13.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Liability Co.

1. Federal Tax Information:

At July 31, 2013, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	Depreciation
Institutional Diversified Stock Fund	$548,785	$107,724	$(2,763)	$104,961

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•  Level 1 —  quoted prices in active markets for identical securities

•  Level 2 —  other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

•  Level 3 —  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended July 31, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Investment
Common Stocks	$647,108	$—	$647,108
Investment Companies	—	6,638	6,638
Total	$647,108	$6,638	$653,746

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2.   Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Victory Institutional Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date:	September 24, 2013

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	September 24, 2013